EMPLOYEE RELATED LIABILITIES (Schedule of Assets Measured at Fair Value) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in commingled funds	$ 0	$ 0
Total plan assets at fair value	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in commingled funds	19,953	19,511
Total plan assets at fair value	19,953	19,511
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in commingled funds	0	0
Total plan assets at fair value	$ 0	$ 0